Business combinations	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Business combinations
4. Business combinations
Transactions for the year ended December 31, 2023
Paya Holdings Inc.
On February 22, 2023, the Company acquired 100% of the shares of Paya Holdings Inc. ("Paya"), a leading U.S. provider of integrated payment and frictionless commerce solutions, for a total consideration of $1,401,261, comprised of $1,391,435 in cash and $9,826 of the portion of replacement share-based awards that was considered part of the consideration transferred. The cash consideration included the settlement by the Company of seller-related payments of $51,876 paid by Paya immediately prior to closing and thereby increased the calculated purchase price. The Company determined that the transaction met the definition of a business combination. Acquisition costs of $15,470 have been expensed during the year ended December 31, 2023. For the period from the acquisition date to December 31, 2023, Paya contributed revenue of $262,640 and net income of $38,385. The net income includes the amortization of identifiable intangible assets acquired.
Assuming this business combination would have been completed on January 1, 2023, Paya would have contributed pro forma revenue of approximately $302,558 and pro forma net income of approximately $39,105 for the year ended December 31, 2023. In determining these amounts, the Company assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2023. To align with the Company's presentation, Paya's revenue contribution amounts are presented net of interchange fees, which was not the case for a small portion of fees prior to its acquisition by the Company.
Paya has become part of the Company's United States federal consolidated tax group. During the year ended December 31, 2023, this resulted in the offset of deferred tax assets of the Company with the deferred tax liabilities of Paya.
Since the initial purchase price allocation was recognized, the portion of replacement share-based awards that was considered part of the consideration transferred has been increased by $2,781, current assets decreased by $1,284, current liabilities increased by $359 and deferred tax liabilities increased by $1,031 relating to new information obtained about facts and circumstances that existed at the time of acquisition. Those adjustments to the provisional amounts have been recorded with a corresponding impact on goodwill of $5,455.
Other
On March 1, 2023, the Company acquired certain assets of a service provider. The Company determined that the transaction met the definition of a business combination. The total cash consideration for this acquisition was $10,000. Acquisition costs of $129 have been expensed during the year ended December 31, 2023. For the period from the acquisition date to December 31, 2023, those assets contributed revenue of $1,874 and net loss of $3,237. The net loss includes the amortization of identifiable intangible assets acquired resulting from the transaction on March 1, 2023.
Assuming this business combination would have been completed on January 1, 2023, the Company estimates that those assets would have contributed pro forma revenue of $2,146 and pro forma net loss of $3,973 for the year ended December 31, 2023. In determining these amounts, the Company has assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2023.
Purchase Price Allocation
The following table summarizes the final amounts of assets acquired and liabilities assumed at the acquisition date for acquisitions in the year ended December 31, 2023:

	Paya $	Other $	Total $
Assets acquired
Cash	21,657	—	21,657
Segregated funds	244,798	—	244,798
Trade and other receivables	23,263	—	23,263
Inventory	293	—	293
Prepaid expenses	2,816	—	2,816
Property and equipment	5,419	12	5,431
Processor deposits	385	—	385
Intangible assets
Software	3,131	—	3,131
Trademarks	16,607	—	16,607
Technologies	178,173	6,908	185,081
Partner and merchant relationships	455,364	—	455,364
Goodwill[1]	864,172	3,193	867,365
	1,816,078	10,113	1,826,191
Liabilities assumed
Trade and other payables	(30,037)	(113)	(30,150)
Current portion of loans and borrowings	(1,142)	—	(1,142)
Other current liabilities	(3,142)	—	(3,142)
Due to merchants	(244,798)	—	(244,798)
Income taxes payable	(1,696)	—	(1,696)
Loans and borrowings	(2,492)	—	(2,492)
Deferred tax liabilities	(131,510)	—	(131,510)
	(414,817)	(113)	(414,930)
Total consideration
Cash paid	1,391,435	10,000	1,401,435
Share-based payments (note 16)	9,826	—	9,826
	1,401,261	10,000	1,411,261
[1] Goodwill mainly consists of future growth, assembled workforce and expected synergies, which were not recorded separately since they did not meet the recognition criteria for identifiable intangible assets. Goodwill arising from the Paya acquisition is not deductible for income tax purposes.